Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2013
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Summit Municipal Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000912029
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 26, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2014
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014